[logo] PIONEER Investments(R)







                                                 November 1, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust III (the "Fund")
         File Nos. 333-120144; 811-21664
         CIK No. 0001306349

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, Class B and Class C shares, Class R shares and Class Y shares and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.2 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001306349-06-000021) on October 27, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes




cc:  Mr. Christopher P. Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."